Ordinary shares	12 Months Ended
Dec. 31, 2023
Ordinary shares
Ordinary shares

12. Ordinary shares

Upon inception on May 17, 2017, the Company issued 83,000,000 ordinary shares to Smart Share Holdings Limited (“Smart Share Holding”), a company jointly controlled by the founders of the Company, for nominal consideration. On June 1, 2017, Smart Share Holding transferred 2,000,000 ordinary shares to Smart Share Brothers for nominal consideration. On July 25, 2017, Smart Share Holding designated all 81,000,000 remaining ordinary shares of the Company it held as the founders’ restricted shares of the Company in exchange for the service of the founders as the Company’s employees.

From 2017 to 2019, the Company issued an aggregate of 44,841,250 ordinary shares to Smart Share CGY for nominal consideration. Smart Share CGY and Smart Share Brothers, the consolidated VIEs of the Company, were established to facilitate the adoption of the Company’s RSUs scheme. The Company’s ordinary shares issued to Smart Share CGY and Smart Share Brothers are presented as treasury shares in the consolidated balance sheets. See Note 14(b) for details.

On October 15, 2019, as approved by the Company’s board of directors and shareholders, the Company repurchased 7,026,030 and 275,000 ordinary shares from Smart Share Holding and Smart Share CGY, respectively, at the purchase price of US$0.8218 per share with an aggregate consideration of US$6 million (RMB42,070). This consideration was passed by Smart Share Holding and Smart Share CGY to the founders and employees who are considered as the holders of the economics associated with the ordinary shares repurchased. The shares were cancelled by the Company after the repurchase. Since the economics of the ordinary shares repurchased from Smart Share Holding and Smart Share CGY were ultimately held by the founders and employees of the Company as a result of the vesting of the restricted shares and RSUs, the excess of the repurchase price over the fair value of the Company’s ordinary shares on the date of the transaction of RMB17,421 in the aggregate was recorded as share based compensation expense within general and administrative expenses.

In January 2021, the Company’s board of directors resolved the surrender of 34,703,970 ordinary shares of Smart Share Holdings and issued the corresponding 27,397,000 ordinary shares to Super June Limited and 7,306,970 ordinary shares to Victor Family Limited, respectively, for no consideration. Super June Limited and Victor Family Limited are entities owned by two founders of the Group respectively. After the transaction, each founder holds the same percentage of the equity interest of the Group directly as the ones used to be held indirectly through Smart Share Holding.

In January 2021, the Company’s shareholders and board of directors approved a share incentive plan (the “2021 Share Incentive Plan”) for its employees, directors and external consultants. In connection with the adoption of the 2021 Share Incentive Plan, the Company’s board of directors have resolved the surrender of 44,566,250 ordinary shares of Smart Share CGY and 2,000,000 ordinary shares of Smart Share Brothers for no consideration.

Pursuant to a resolution made by the Company’s board of directors and shareholders on March 12, 2021, the Company adopted a dual-class share structure. A total of 73,973,970 then issued and outstanding ordinary shares were re-designated and re-classed into Class B ordinary shares on a one-for-one basis immediately prior to the completion of the IPO. The remaining issued and outstanding ordinary shares and all the Series Seed, Series A, Series A-1, Series B-1, Series B-2, Series C-1, Series C-2, Series D-1 and Series D-2 Convertible Redeemable Preferred Shares were converted to Class A ordinary shares, in each case on a one-for-one basis immediately prior to the completion of the IPO. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to 10 votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Except for the voting and conversion rights, holders of Class A ordinary shares and Class B ordinary shares have the same rights.

In April 2021, the Company completed its IPO on NASDAQ and issued 35,300,000 Class A ordinary shares at the offering price of US$4.25 per share with the net proceeds of RMB896,320 after deducting underwriting discounts and commissions and other offering expenses.

In August 2021, the Company issued 28,000,000 Class A ordinary shares for nominal consideration and deposited these shares in the Bank of New York Mellon. Such shares were issued by the Company for the purpose to issue to the Company’s employees upon the vesting of their RSUs or the exercise of their share options under the Company’s 2021 Share Incentive Plan. Such shares are presented as treasury shares in the consolidated balance sheets until the issuance to the Company’s employees.

As of December 31, 2022, the Company had 609,026,779 ordinary shares authorized, 452,898,177 shares of Class A Ordinary Shares and 73,973,970 shares of Class B Ordinary Shares issued, and 444,390,065 shares of Class A Ordinary Shares and 73,973,970 shares of Class B Ordinary Shares were outstanding, respectively.

As of December 31, 2023, the Company had 609,026,779 ordinary shares authorized, 452,898,177 shares of Class A Ordinary Shares and 73,973,970 shares of Class B Ordinary Shares issued, and 445,176,595 shares of Class A Ordinary Shares and 73,973,970 shares of Class B Ordinary Shares were outstanding, respectively.